Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0
Amortization of intangible assets	900,000	1,200,000	2,700,000	4,200,000	$ 5,200,000	$ 7,700,000	$ 6,600,000
Intangible asset impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0